Regulatory Matters (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Regulatory Authorities [Line Items]
Total capital to risk-weighted assets, Required For Capital Adequacy Purpose to risk-weighted assets, Ratio	8.00%	8.00%
Tier 1 capital to risk-weighted assets, Required For Capital Adequacy Purpose to risk-weighted assets, Ratio	4.00%	4.00%
Tier 1 leverage to average assets, Required For Capital Adequacy Purpose to risk-weighted assets, Ratio	3.00%	3.00%
Percentage of risk-weighted assets considered for total capital	1.25%
Commissioner's approval required to declare maximum percentage of dividend	75.00%
Percentage of retained earnings of immediately preceding year	75.00%
Amount available for payment of dividends by the Bank without the approval of regulatory authorities	$ 40.4	$ 68.4
Percentage of capital available as loan maximum	10.00%
Capital available as loan maximum	56	47
Minimum balances of cash or deposits with FRB	$ 10.1	$ 11.6